Short-Term Investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Short-Term Investments (Details) [Line Items]
Investment income	$ 816,948	$ 83,142
Minimum [Member]
Short-Term Investments (Details) [Line Items]
Investment interest rate	1.80%
Maximum [Member]
Short-Term Investments (Details) [Line Items]
Investment interest rate	9.00%